Document and Entity Information	Oct. 17, 2019
Cover [Abstract]
Entity Registrant Name	AMEDISYS INC
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000896262
Document Type	8-K/A
Amendment Description	Amendment No. 1
Document Period End Date	Oct. 17, 2019
Entity File Number	0-24260
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70816
City Area Code	225
Local Phone Number	292-2031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Entity Emerging Growth Company	false